UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07643
                                                     ---------

                               PHOENIX PHOLIOS (SM)
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
   -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Kevin J. Carr, Esq.                     John R. Flores, Esq.
Vice President, Chief Legal Officer,                Vice President
Counsel and Secretary for Registrant         Litigation/Employment Counsel
   Phoenix Life Insurance Company           Phoenix Life Insurance Company
          One American Row                         One American Row
         Hartford, CT 06102                       Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                                   JULY 31, 2005


--------------------------------------------------------------------------------
        ANNUAL REPORT

          PHOENIX WEALTH BUILDER PHOLIO(SM)

          PHOENIX WEALTH GUARDIAN PHOLIO(SM)

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX PHOLIOS(SM)

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

      This report is not authorized for distribution to prospective investors in the Phoenix PHOLIOs(SM) unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Wealth Builder PHOLIO(SM) and Phoenix Wealth Guardian PHOLIO(SM), for the fiscal year ended July 31, 2005.(1)

      At mid-calendar year, the United States economy was growing at a more moderate pace than we experienced in 2004. Inflation concerns seemed to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") has continued to tighten interest rates and instituted its tenth consecutive 25 basis point rate hike on August 9. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declined. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(2) Your Phoenix PHOLIOs(SM) allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

AUGUST 2005

(1) EFFECTIVE JULY 1, 2005, PHOENIX PARTNER SELECT WEALTH BUILDER FUND AND PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND WERE RENAMED PHOENIX WEALTH BUILDER PHOLIO AND PHOENIX WEALTH GUARDIAN PHOLIO, RESPECTIVELY.

(2) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................     3

Phoenix Wealth Builder PHOLIO(SM) .......................................     6

Phoenix Wealth Guardian PHOLIO(SM) ......................................    15

Notes to Financial Statements ...........................................    24

Report of Independent Registered Public Accounting Firm .................    27

Fund Management Tables ..................................................    28

GLOSSARY

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

COMPOSITE INDEX FOR PHOENIX WEALTH BUILDER PHOLIO
A composite index consisting of 80% S&P 500(R) Index, a broad-based equity index, and 20% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

COMPOSITE INDEX FOR PHOENIX WEALTH GUARDIAN PHOLIO
A composite index consisting of 60% S&P 500(R) Index, a broad-based equity index, and 40% Lehman Brothers Aggregate Bond Index, a broad-based fixed income index.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

LEHMAN BROTHERS AGGREGATE BOND INDEX
Measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
A half-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

                         COMPOSITION BY UNDERLYING FUND
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                              AS OF JULY 31, 2005

                                                                     Wealth Builder PHOLIO(SM)      Wealth Guardian PHOLIO(SM)
                                                                     -------------------------      --------------------------
Phoenix Bond Fund Class A ......................................                7.3%                           14.6%
Phoenix Growth & Income Fund Class A ...........................               20.2%                           17.7%
Phoenix Institutional Bond Fund Class Y ........................                7.3%                           14.6%
Phoenix Market Neutral Fund Class A ............................                4.9%                            4.9%
Phoenix Multi-Sector Short Term Bond Fund Class A ..............                4.9%                            9.8%
Phoenix Real Estate Securities Fund Class A ....................               10.9%                           11.0%
Phoenix Rising Dividends Fund Class A ..........................               19.1%                           17.1%
Phoenix Small-Mid Cap Fund Class A .............................               25.4%                           10.3%
                                                                              -----                           -----
          Total ................................................              100.0%                          100.0%
                                                                              =====                           =====

PHOENIX WEALTH BUILDER PHOLIO(SM)

(FORMERLY PHOENIX PARTNER SELECT WEALTH BUILDER FUND)

A DISCUSSION WITH THE PHOLIO'S PORTFOLIO OVERLAY MANAGEMENT TEAM

Q: WHAT IS THE PHOLIO'S INVESTMENT OBJECTIVE?

A: The Phoenix Wealth Builder PHOLIO(SM) (Phoenix Life Investment Option) is an asset allocation fund of funds with an investment objective of long-term capital appreciation. There is no guarantee that the PHOLIO will achieve its objective.

Q: HOW DOES THE PHOLIO SEEK TO ACHIEVE ITS OBJECTIVE?

A: The Phoenix Wealth Builder PHOLIO seeks to achieve its objective by investing in a diversified mix of mutual funds representing a number of asset classes and investment styles, including alternative investments. The underlying mutual funds are managed by independent investment managers, specializing in areas of the equity and fixed income markets. The emphasis on diversification is intended to moderate volatility by limiting the effect of one investment style. Under normal conditions, the PHOLIO seeks to achieve a target asset allocation of approximately 80% in equity mutual funds and 20% in bond mutual funds. The PHOLIO's adviser determines the underlying mutual funds that it believes best represents the selected asset allocation, monitors the PHOLIO's allocations, and rebalances assets to maintain the targeted equity and bond allocations. Management of each underlying mutual fund is responsible for deciding which securities to purchase and sell for its respective fund.

Q: HOW DID THE PHOLIO PERFORM DURING THE 12 MONTHS ENDED JULY 31, 2005?

A: For the fiscal year ended July 31, 2005, the PHOLIO's Class A shares returned 11.76% and Class C shares returned 11.01%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 14.04%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 4.79%; and the PHOLIO's style-specific benchmark, a Composite Index consisting of 80% S&P 500(R) Index and 20% Lehman Brothers Aggregate Bond Index, returned 12.21%. All performance figures assume reinvestment of distributions and exclude the effect sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: WHAT FACTORS AFFECTED THE EQUITY MARKETS OVER THE REPORTING PERIOD?

A: During the PHOLIO's fiscal year, the stock market posted solid double-digit returns. A strong U.S. economy and low interest rates helped fuel higher corporate profits. While many market observers have been concerned about the impact of higher oil prices for the last year, the economy continues to grow at a healthy pace, employment gains have been consistent, and inflation has increased modestly on an absolute basis. Market concerns about the 2004 presidential election proved to be unfounded. Investors' appetite for risk appears to be on the increase as the market losses suffered during 2000-2002 fade from memory. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 14.04%. The largest gains for the market occurred in the fourth quarter of 2004, and the second quarter of 2005.

      During 2005, market returns have been flat to slightly positive. Higher oil prices and recent terrorism in the United Kingdom weigh on the minds of market participants as potential threats to economic growth. Attention continues to be focused on the Federal Reserve, which has raised short-term interest rates a total of ten times in the past fifteen months, most recently on August 9, 2005. These rate increases have "flattened" the Treasury yield curve causing three-month Treasury rates to be only about 1% lower than 10-year Treasury rates. For the past year, investors have feared that rapidly rising rates could threaten the economic expansion and reduce corporate profits. However, we believe failure to increase rates could lead to much higher inflation. On the positive side, we believe housing activity and housing prices remain very strong, the Chinese have begun to let their currency appreciate relative to the U.S. dollar, and the unemployment rate has declined to a four-year low.

Q: WHAT FACTORS AFFECTED THE BOND MARKET OVER THE REPORTING PERIOD?

A: During the PHOLIO's fiscal year, intermediate and long-term interest rate levels remained surprisingly low in spite of sharply higher oil prices and strong economic growth. The yield on the 10-year Treasury note fluctuated between about 3.9% and 4.6% for the fiscal year, ending at 4.28% on July 31, 2005. The failure for long-term rates to increase has confounded many economists and been referred to as a "conundrum" by the Federal Reserve chairman. Ten interest rate increases by the Fed have sharply flattened the yield curve and pushed the federal funds rate to 3.50% as of August 9, 2005. The future impact of higher oil prices remains unclear--while higher energy costs are inflationary, they also help restrain consumer spending and therefore could reduce economic growth.

      Given the strength in the economy during the fiscal year, credit sensitive sectors of the bond market outperformed U.S. Treasuries for the last twelve months. Investment grade corporate bonds benefited from stronger corporate balance sheets and increasing profits. Investor demand for more yield in a low rate environment also benefited the investment grade corporate bond sector. The corporate bond market experienced some turbulence in the spring of 2005 due to the downgrading of General Motors and Ford Motor Company bonds. High yield bonds enjoyed another strong period of performance, posting double-digit total returns for the fiscal year. These bonds were sharply punished during 2001 and 2002, but have enjoyed a multi-year rebound as their higher yields attracted more demand. Longer maturity bonds outperformed their shorter maturity counterparts due to their higher yields.

Q: HOW DID THE PHOLIO PERFORM IN THE MARKET ENVIRONMENT OVER THE PAST 12 MONTHS?

A: The PHOLIO's performance reflected the positive returns for domestic equities during the past twelve months. With approximately an 80% allocation to a diversified group of equity mutual funds, the PHOLIO benefited from the double-digit gains in most equity categories. The PHOLIO slightly underperformed its style-specific benchmark due to its allocation to an underlying equity fund (Phoenix Rising Dividends), which focuses on large capitalization stocks with higher quality S&P ratings of A or better. As the past year's market environment tended to reward companies with lower quality ratings, the Rising Dividends Fund's performance was adversely impacted relative to the S&P 500(R), which, in turn, slightly affected the performance of the PHOLIO.

      As in the previous fiscal year, the PHOLIO particularly benefited from its allocation to a real estate securities fund, which invests principally in REITS, as REIT returns exceeded the returns of other domestic equity indices by a wide margin. The exposure to alternative investments is an important strategy of the PHOLIO to provide diversification, and potentially reduce overall portfolio volatility. The

PHOLIO's underlying bond funds matched their benchmarks.

Q: WHAT CHANGES, IF ANY, HAVE BEEN MADE TO THE PHOLIO'S ASSET ALLOCATION OVER THE PAST 12 MONTHS AND WHY?

A: The PHOLIO did not have any changes to its asset allocation during the twelve months ended July 31, 2005. However, early in the fiscal year beginning August 1, 2005, the PHOLIO's underlying mutual fund allocations were expanded to include additional funds specializing in international equities, utility stocks, high yield bonds, and both growth and value equity funds. Two underlying funds were removed from the PHOLIO's allocation, and the allocations to several other funds were modified.

      The PHOLIO's adviser believes that the inclusion of the additional funds and changes to the current funds will provide additional diversification, and potentially reduce overall volatility. Details about the changes in fund allocations were provided to shareholders in the Phoenix PHOLIOs prospectus dated August 4, 2005.

      As part of our investment philosophy, we do not believe in trying to time the market. Our goal is to remain approximately 80% invested in equity mutual funds and 20% in bond mutual funds. The PHOLIO's allocations are reviewed regularly and systematic rebalancing is completed as needed to maintain our goal.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE PORTFOLIO?

A: Given our adherence to disciplined asset allocation and systematic rebalancing, we do not attempt to project an outlook for the portfolio. However, we do believe that over meaningful periods of time, the PHOLIO will provide returns with considerably less volatility than the major equity benchmarks. A diversified portfolio held for the long term is a sensible strategy, and eliminates focusing on short-term market fears or suspected market opportunities. With the recent addition of several new funds with proven strategies, we believe that the diversification benefits of the PHOLIO should increase.

                                                                     AUGUST 2005

THE  PRECEDING  INFORMATION  IS  THE  OPINION  OF  PORTFOLIO  MANAGEMENT.   PAST
PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Builder PHOLIO(SM)

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIODS ENDING 7/31/05
--------------------------------------------------------------------------------

                                                                       INCEPTION       INCEPTION
                                                            1 YEAR     TO 7/31/05         DATE
                                                            ------     ----------      ---------
Class A Shares at NAV(2)                                    11.76%       10.85%          8/1/03
Class A Shares at POP(3)                                     5.34         7.61           8/1/03
Class C Shares at NAV(2)                                    11.01        10.05           8/1/03
Class C Shares with CDSC(4)                                 11.01        10.05           8/1/03
S&P 500(R) Index                                            14.04        14.23           8/1/03
Lehman Brothers Aggregate Bond Index                         4.79         4.85           8/1/03
Composite Index for Phoenix Wealth Builder PHOLIO           12.21        12.38           8/1/03

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THIS CHART INCLUDES APPLICATION OF INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CDSC CHARGES FOR CLASS C SHARES SINCE INCEPTION.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]
          [EDGAR REPRESENTAION OF PLOT POINTS USED IN PRINTED GRAPHIC]

                                                                                    Composite Index
                Phoenix Wealth     Phoenix Wealth                  Lehman Brothers   for Phoenix
                Builder PHOLIO(SM) Builder PHOLIO(SM) S&P 500(R)    Aggregate Bond  Wealth Builder
                Class A 5          Class C 5          Index           Index           PHOLIO(SM)

  8/1/2003        $ 9,425            $10,000          $10,000        $10,000            $10,000
 7/31/2004        $10,357            $10,903          $11,433        $10,489            $11,247
 7/31/2005        $11,576            $12,104          $13,038        $10,992            $12,620



For information regarding the indexes, see the glossary on page 3.

Phoenix Wealth Builder PHOLIO(SM)

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Builder PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                 Beginning           Ending        Expenses Paid
 Wealth Builder PHOLIO         Account Value      Account Value        During
        Class A              January 31, 2005     July 31, 2005       Period*
-----------------------      ----------------     -------------    -------------
Actual                          $ 1,000.00          $ 1,049.30        $ 2.03

Hypothetical (5% return
  before expenses)                1,000.00            1,022.79          2.00

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 11.76%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2005, OF $1,117.60.

                                 Beginning           Ending        Expenses Paid
 Wealth Builder PHOLIO         Account Value      Account Value        During
        Class C              January 31, 2005     July 31, 2005       Period*
-----------------------      ----------------     -------------    -------------
Actual                          $ 1,000.00          $ 1,045.20        $ 5.83

Hypothetical (5% return
  before expenses)                1,000.00            1,019.02          5.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 11.01%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2005, OF $1,110.10.

      THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Wealth Builder PHOLIO(SM)

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Equity Funds            81%
Fixed Income Funds      19

                            SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005

                                                     SHARES         VALUE
                                                   ---------    -------------
MUTUAL FUNDS--100.3%

EQUITY FUNDS--80.7%
Phoenix Real Estate Securities Fund Class A(c) ..    509,494    $  14,413,583
Phoenix Growth & Income Fund Class A(c) .........  1,797,265       26,815,180
Phoenix Rising Dividends Fund Class A(c) ........  1,620,614       25,313,994
Phoenix Small-Mid Cap Fund Class A(b)(c) ........  1,641,326       33,630,763
Phoenix Market Neutral Fund Class A(b)(c) .......    540,862        6,549,838
                                                                -------------
                                                                  106,723,358
                                                                -------------

                                                     SHARES         VALUE
                                                   ---------    -------------
FIXED-INCOME FUNDS--19.6%
Phoenix Institutional Bond Fund Class Y(c) ......    306,763    $   9,678,360

Phoenix Multi-Sector Short Term Bond Fund
   Class A(c) ...................................  1,374,508        6,515,169

Phoenix Bond Fund Class A(c) ....................    915,356        9,629,542
                                                                -------------
                                                                   25,823,071
                                                                -------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $120,633,339)                                    132,546,429
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $120,633,339)                                    132,546,429(a)

Other assets and liabilities, net--(0.3)%                            (330,564)
                                                                -------------
NET ASSETS--100.0%                                              $ 132,215,865
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,187,107 and gross depreciation of $343,704 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $120,703,026.
(b)   Non-income producing.
(c)   Affiliated Fund.

                        See Notes to Financial Statements                     11

Phoenix Wealth Builder PHOLIO(SM)

                      STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2005

ASSETS
Investments at value (Identified cost $120,633,339)             $  132,546,429
Receivables
  Investments sold                                                     336,254
  Fund shares sold                                                     206,856
  Receivable from adviser                                               31,681
  Dividends                                                             21,890
Prepaid expenses                                                        29,827
Trustee retainer                                                         6,040
                                                                --------------
     Total assets                                                  133,178,977
                                                                --------------
LIABILITIES
Cash overdraft                                                         170,929
Payables
  Fund shares repurchased                                              505,705
  Investments purchased                                                154,463
  Distribution and service fees                                         53,334
  Transfer agent                                                        27,096
  Financial agent fee                                                    3,824
Accrued expenses                                                        47,761
                                                                --------------
     Total liabilities                                                 963,112
                                                                --------------
NET ASSETS                                                      $  132,215,865
                                                                ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $  119,688,895
Undistributed net investment income                                     32,989
Accumulated net realized gain                                          580,891
Net unrealized appreciation                                         11,913,090
                                                                --------------
NET ASSETS                                                      $  132,215,865
                                                                ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $47,934,487)                   3,972,938
Net asset value per share                                       $        12.07
Offering price per share $12.07/(1-5.75%)                       $        12.81

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $84,281,378)                   7,013,071
Net asset value and offering price per share                    $        12.02

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
Income distributions received from affiliated funds             $    1,512,060
Interest                                                                 2,342
                                                                --------------
     Total investment income                                         1,514,402
                                                                --------------

EXPENSES
Investment advisory fee                                                113,412
Distribution and service fees, Class C                                 552,437
Financial agent fee                                                     66,987
Transfer agent                                                         143,403
Registration                                                            39,866
Trustees                                                                38,447
Printing                                                                35,080
Professional                                                            29,629
Custodian                                                               18,964
Miscellaneous                                                           19,848
                                                                --------------
     Total expenses                                                  1,058,073
     Less expenses reimbursed by investment adviser               c   (52,406)
                                                                --------------
     Net expenses                                                    1,005,667
                                                                --------------
NET INVESTMENT INCOME                                                  508,735
                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distributions received from affiliated funds              668,786
Net realized loss on investments from affiliated funds                (40,188)
Net change in unrealized appreciation (depreciation)
  on investments from affiliated funds                              10,711,389
                                                                --------------
NET GAIN ON INVESTMENTS FROM AFFILIATED FUNDS                       11,339,987
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   11,848,722
                                                                ==============

12                     See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO(SM)

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended          Year Ended
                                                                                    July 31, 2005       July 31, 2004
                                                                                    -------------       -------------
FROM OPERATIONS
  Net investment income (loss)                                                      $     508,735       $     277,274
  Net realized gain (loss)                                                                628,598              43,962
  Net change in unrealized appreciation (depreciation)                                 10,711,389           1,201,701
                                                                                    -------------       -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          11,848,722           1,522,937
                                                                                    -------------       -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                         (336,203)           (170,807)
  Net investment income, Class C                                                         (207,961)           (106,591)
  Net realized long-term gains, Class A                                                    (8,003)                 --
  Net realized long-term gains, Class C                                                   (15,124)                 --
                                                                                    -------------       -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (567,291)           (277,398)
                                                                                    -------------       -------------

FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,824,326 and 2,952,698 shares, respectively)         20,856,522          31,761,461
  Net asset value of shares issued from reinvestment of distributions
     (21,465 and 8,770 shares, respectively)                                              252,054              96,271
  Cost of shares repurchased (588,715 and 245,606 shares, respectively)                (6,777,429)         (2,684,948)
                                                                                    -------------       -------------
Total                                                                                  14,331,147          29,172,784
                                                                                    -------------       -------------

CLASS C
  Proceeds from sales of shares (2,678,348 and 5,572,339 shares, respectively)         30,646,588          59,681,667
  Net asset value of shares issued from reinvestment of distributions
     (5,584 and 2,134 shares, respectively)                                                65,720              22,942
  Cost of shares repurchased (1,011,958 and 233,376 shares, respectively)             (11,686,796)         (2,545,157)
                                                                                    -------------       -------------
Total                                                                                  19,025,512          57,159,452
                                                                                    -------------       -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            33,356,659          86,332,236
                                                                                    -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                44,638,090          87,577,775

NET ASSETS
  Beginning of period                                                                  87,577,775                  --
                                                                                    -------------       -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $32,989 AND $21,653, RESPECTIVELY]                                             $ 132,215,865       $  87,577,775
                                                                                    =============       =============

                       See Notes to Financial Statements                      13

Phoenix Wealth Builder PHOLIO(SM)

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                                 -------------------------------
                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                                                                     2005               2004
Net asset value, beginning of period                                $    10.89            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(3)                                         0.11              0.12
  Capital gain distributions received from affiliated funds               0.07              0.01
  Net realized and unrealized gain (loss)                                 1.10              0.86
                                                                 -------------     -------------
    TOTAL FROM INVESTMENT OPERATIONS                                      1.28              0.99
                                                                 -------------     -------------
LESS DISTRIBUTIONS
  Dividends from net investment income                                   (0.10)            (0.10)
  Distributions from net realized gains                                     --(4)             --
                                                                 -------------     -------------
    TOTAL DISTRIBUTIONS                                                  (0.10)            (0.10)
                                                                 -------------     -------------
Change in net asset value                                                 1.18              0.89
                                                                 -------------     -------------
NET ASSET VALUE, END OF PERIOD                                      $    12.07        $    10.89
                                                                 =============     =============
Total return(1)                                                          11.76%             9.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $   47,934           $29,566
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses(2)                                               0.40%             0.40%
  Gross operating expenses(2)                                             0.45%             0.77%
  Net investment income                                                   0.93%             1.11%
Portfolio turnover                                                           4%                0%

                                                                             CLASS C
                                                                 -------------------------------
                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                                                                     2005               2004
Net asset value, beginning of period                                $    10.86        $    10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(3)                                         0.02              0.04
  Capital gain distributions received from affiliated funds               0.07              0.01
  Net realized and unrealized gain (loss)                                 1.10              0.85
                                                                 -------------     -------------
    TOTAL FROM INVESTMENT OPERATIONS                                      1.19              0.90
                                                                 -------------     -------------
LESS DISTRIBUTIONS
  Dividends from net investment income                                   (0.03)            (0.04)
  Distributions from net realized gains                                     --(4)             --
                                                                 -------------     -------------
    TOTAL DISTRIBUTIONS                                                  (0.03)            (0.04)
                                                                 -------------     -------------
Change in net asset value                                                 1.16              0.86
                                                                 -------------     -------------
NET ASSET VALUE, END OF PERIOD                                      $    12.02        $    10.86
                                                                 =============     =============
Total return(1)                                                          11.01%             9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $   84,281        $   58,012
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses(2)                                               1.15%             1.15%
  Gross operating expenses(2)                                             1.20%             1.47%
  Net investment income                                                   0.19%             0.34%
Portfolio turnover                                                           4%                0%

(1)   Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3)   Computed using average shares outstanding.
(4)   Amount is less than $0.01.

14                      See Notes to Financial Statements

PHOENIX WEALTH GUARDIAN PHOLIO(SM)

(FORMERLY PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND)

A DISCUSSION WITH THE PHOLIO'S PORTFOLIO OVERLAY MANAGEMENT TEAM

Q: WHAT IS THE PHOLIO'S INVESTMENT OBJECTIVE?

A: The Phoenix Wealth Guardian PHOLIO(SM)(Phoenix Life Investment Option) is an asset allocation fund of funds with an investment objective of long-term capital appreciation and current income. There is no guarantee that the PHOLIO will achieve its objective.

Q: HOW DOES THE PHOLIO SEEK TO ACHIEVE ITS OBJECTIVE?

A: The Phoenix Wealth Guardian PHOLIO seeks to achieve its objective by investing in a diversified mix of mutual funds representing a number of asset classes and investment styles, including alternative investments. The underlying mutual funds are managed by independent investment managers, specializing in areas of the equity and fixed income markets. The PHOLIO's emphasis on diversification is intended to moderate volatility by limiting the effect of one investment style. Under normal conditions, the PHOLIO seeks to achieve a target asset allocation of approximately 60% in equity mutual funds and 40% in bond mutual funds. The PHOLIO's investment adviser determines the underlying mutual funds that it believes best represents the selected asset allocation, monitors the PHOLIO's allocations, and rebalances assets to maintain the targeted equity and bond allocations. Management of each underlying mutual fund is responsible for deciding which securities to purchase and sell for its respective fund.

Q: HOW DID THE PHOLIO PERFORM DURING THE 12 MONTHS ENDED JULY 31, 2005?

A: For the fiscal year ended July 31, 2005, the PHOLIO's Class A shares returned 9.74% and Class C shares returned 9.03%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 14.04%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 4.79%; and the PHOLIO's style-specific benchmark, a Composite Index consisting of 60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Bond Index, returned 10.36%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: WHAT FACTORS AFFECTED THE EQUITY MARKETS OVER THE REPORTING PERIOD?

A: During the PHOLIO's fiscal year, the stock market posted solid double-digit returns. A strong U.S. economy and low interest rates helped fuel higher corporate profits. While many market observers have been concerned about the impact of higher oil prices for the last year, the economy continues to grow at a healthy pace, employment gains have been consistent, and inflation has increased modestly on an absolute basis. Market concerns about the 2004 presidential election proved to be unfounded. Investors' appetite for risk appears to be on the increase as the market losses suffered during 2000-2002 fade from memory. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 14.04%. The largest gains for the market occurred in the fourth quarter of 2004, and the second quarter of 2005.

      During 2005, market returns have been flat to slightly positive. Higher oil prices and recent terrorism in the United Kingdom weigh on the minds of market participants as potential threats to economic growth. Attention continues to be focused on the

Federal Reserve, which has raised short-term interest rates a total of ten times in the past fifteen months, most recently on August 9, 2005. These rate increases have "flattened" the Treasury yield curve causing three-month Treasury rates to be only about 1% lower than 10-year Treasury rates. For the past year, investors have feared that rapidly rising rates could threaten the economic expansion and reduce corporate profits. However, we believe failure to increase rates could lead to much higher inflation. On the positive side, we believe housing activity and housing prices remain very strong, the Chinese have begun to let their currency appreciate relative to the U.S. dollar, and the unemployment rate has declined to a four-year low.

Q: WHAT FACTORS AFFECTED THE BOND MARKET OVER THE REPORTING PERIOD?

A: During the PHOLIO's fiscal year, intermediate and long term interest rate levels remained surprisingly low in spite of sharply higher oil prices and strong economic growth. The yield on the 10-year Treasury note fluctuated between about 3.9% and 4.6% for the fiscal year, ending at 4.28% on July 31, 2005. The failure of long term rates to increase has confounded many economists and been referred to as a "conundrum" by the Federal Reserve chairman. Ten interest rate increases by the Fed have sharply flattened the yield curve and pushed the federal funds rate to 3.50% as of August 9, 2005. The future impact of higher oil prices remains unclear--while higher energy costs are inflationary, they also help restrain consumer spending and therefore could reduce economic growth.

      Given the strength in the economy during the fiscal year, credit sensitive sectors of the bond market outperformed U.S. Treasuries for the last twelve months. Investment grade corporate bonds benefited from stronger corporate balance sheets and increasing profits. Investor demand for higher yields in a low rate environment also benefited the investment grade corporate bond sector. The corporate bond market experienced some turbulence in the spring of 2005 due to the downgrading of General Motors and Ford Motor Company bonds. High yield bonds enjoyed another strong period of performance, posting double-digit total returns for the fiscal year. These bonds were sharply punished during 2001 and 2002, but have enjoyed a multi-year rebound as their higher yields attracted more demand. Longer maturity bonds outperformed their shorter maturity counterparts due to their higher yields.

Q: HOW DID THE PHOLIO PERFORM IN THE MARKET ENVIRONMENT OVER THE PAST 12 MONTHS?

A: The PHOLIO's performance reflected the double digit positive returns for domestic equities during the past twelve months balanced with the lower returns of the bond market. With an approximately 60% allocation to equity mutual funds, the PHOLIO benefited from rising U.S. stock prices. The PHOLIO slightly underperformed its style-specific benchmark due to its allocation to an underlying equity fund (Phoenix Rising Dividends), which focuses on large capitalization stocks with higher quality S&P ratings of A or better. As the past year's market environment tended to reward companies with lower quality ratings, the Rising Dividends Fund's performance was adversely impacted relative to the S&P 500(R), which, in turn, slightly affected the performance of the PHOLIO.

      As in the previous fiscal year, the PHOLIO particularly benefited from its allocation to a real estate securities fund, which invests principally in REITS, as REIT returns exceeded the returns of other domestic equity indices by a wide margin.

The exposure to alternative investments is an important strategy of the PHOLIO to provide diversification, and potentially reduce overall portfolio volatility. The PHOLIO's underlying bond funds matched their benchmarks.

Q: WHAT CHANGES, IF ANY, HAVE BEEN MADE TO THE PHOLIO'S ASSET ALLOCATION OVER THE PAST 12 MONTHS AND WHY?

A: The PHOLIO did not have any changes to its asset allocation during the past twelve months. However, early in the fiscal year beginning August 1, 2005, the PHOLIO's underlying mutual fund allocations were expanded to include additional funds specializing in international equities, utility stocks, high yield bonds, and both growth and value equity funds. Two underlying funds were removed from the PHOLIO's allocation, and the allocations to several other funds were modified.

      The PHOLIO's adviser believes that the inclusion of the additional funds and changes to the current funds will provide additional diversification, and potentially reduce overall volatility. Details about the changes in fund allocations were provided to shareholders in the Phoenix PHOLIOs prospectus dated August 4, 2005.

      As part of our investment philosophy, we do not believe in trying to time the market. Our goal is to remain approximately 60% invested in equity mutual funds and 40% in bond mutual funds. The PHOLIO's allocations are reviewed regularly and systematic rebalancing is completed as needed to maintain our goal.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE PORTFOLIO?

A: Given our adherence to disciplined asset allocation and systematic rebalancing, we do not attempt to project an outlook for the portfolio. However, we do believe that over meaningful periods of time, the PHOLIO will provide returns with considerably less volatility than the major equity benchmarks. A diversified portfolio held for the long term is a sensible strategy, and eliminates focusing on short-term market fears or suspected market opportunities. With the recent addition of several new funds with proven strategies, we believe that the diversification benefits of the PHOLIO should increase.

                                                                     AUGUST 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Guardian PHOLIO(SM)

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIODS ENDING 7/31/05
--------------------------------------------------------------------------------

                                                                        INCEPTION      INCEPTION
                                                            1 YEAR     TO 7/31/05         DATE
                                                            ------     ----------      ---------
Class A Shares at NAV(2)                                     9.74%        9.47%          8/1/03
Class A Shares at POP(3)                                     3.43         6.27           8/1/03
Class C Shares at NAV(2)                                     9.03         8.69           8/1/03
Class C Shares with CDSC(4)                                  9.03         8.69           8/1/03
S&P 500(R) Index                                            14.04        14.23           8/1/03
Lehman Brothers Aggregate Bond Index                         4.79         4.85           8/1/03
Composite Index for Phoenix Wealth Guardian PHOLIO          10.36        10.51           8/1/03

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THIS CHART INCLUDES APPLICATION OF INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CDSC CHARGES FOR CLASS C SHARES SINCE INCEPTION.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]
          [EDGAR REPRESENTAION OF PLOT POINTS USED IN PRINTED GRAPHIC]

                                                                                        Composite Index
               Phoenix Wealth      Phoenix Wealth                    Lehman Brothers     for Phoenix
               Guardian PHOLIO(SM) Guardian PHOLIO(SM)   S&P 500(R)   Aggregate Bond    Wealth Guardian
               Class A 5           Class C 5             Index            Index            PHOLIO(SM)

  8/1/2003       $ 9,425              $10,000            $10,000         $10,000            $10,000
 7/31/2004       $10,287              $10,829            $11,433         $10,489            $11,060
 7/31/2005       $11,289              $11,808            $13,038         $10,992            $12,206

For information regarding the indexes, see the glossary on page 3.

Phoenix Wealth Guardian PHOLIO(SM)

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Guardian PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning          Ending      Expenses Paid
Wealth Guardian PHOLIO      Account Value    Account Value      During
        Class A           January 31, 2005   July 31, 2005     Period*
-----------------------   ----------------   -------------   -------------
Actual                       $ 1,000.00       $ 1,041.10        $ 2.63

Hypothetical (5% return
  before expenses)             1,000.00         1,022.19          2.61

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.52%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.74%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2005, OF $1,097.40

                              Beginning         Ending       Expenses Paid
Wealth Guardian PHOLIO      Account Value    Account Value      During
       Class C            January 31, 2005   July 31, 2005     Period*
-----------------------   ----------------   -------------   -------------
Actual                       $ 1,000.00       $ 1,037.60        $ 6.42

Hypothetical (5% return
  before expenses)             1,000.00         1,018.42          6.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.27%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.03%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2005, OF $1,090.30.

      THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Wealth Guardian PHOLIO(SM)

--------------------------------------------------------------------------------
FUND INVESTMENT ALLOCATION                                               7/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

                                [GRAPHIC OMITTED]

Equity Funds         61%
Fixed Income Funds   39

                            SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005

                                                       SHARES       VALUE
                                                     ---------  -------------
MUTUAL FUNDS--100.2%

EQUITY FUNDS--61.1%
Phoenix Real Estate Securities Fund Class A(c) ...     236,213  $   6,682,443
Phoenix Growth & Income Fund Class A(c) ..........     725,975     10,831,539
Phoenix Rising Dividends Fund Class A(c) .........     668,040     10,434,787
Phoenix Small-Mid Cap Fund Class A(b)(c) .........     306,724      6,284,770
Phoenix Market Neutral Fund Class A(b)(c) ........     248,216      3,005,905
                                                                -------------
                                                                   37,239,444
                                                                -------------

                                                       SHARES       VALUE
                                                     ---------  -------------
FIXED-INCOME FUNDS--39.1%
Phoenix Institutional Bond Fund Class Y(c) .......     282,838  $   8,923,566

Phoenix Multi-Sector Short Term  Bond Fund
Class A(c) .......................................   1,261,551      5,979,752

Phoenix Bond Fund Class A(c) ....................      846,471      8,904,877
                                                                -------------
                                                                   23,808,195
                                                                -------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $56,874,282)                                      61,047,639
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $56,874,282)                                      61,047,639(a)

Other assets and liabilities, net--(0.2)%                            (100,273)
                                                                -------------
NET ASSETS--100.0%                                              $  60,947,366
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,378,654 and gross depreciation of $273,757 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $56,942,742.

(b)   Non-income producing.

(c)   Affiliated Fund.

20                      See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2005

ASSETS
Investments at value
   (Identified cost $56,874,282)                                   $ 61,047,639
Cash                                                                    115,390
Receivables
   Fund shares sold                                                     214,931
   Dividends                                                             20,009
   Receivable from adviser                                               15,310
Prepaid expenses                                                         22,202
Trustee retainer                                                          6,040
                                                                   ------------
      Total assets                                                   61,441,521
                                                                   ------------
LIABILITIES
Payables
   Investments purchased                                                259,735
   Fund shares repurchased                                              153,640
   Distribution and service fees                                         25,464
   Professional fees                                                     25,066
   Transfer agent                                                        12,113
   Financial agent fee                                                    3,823
Accrued expenses                                                         14,314
                                                                   ------------
      Total liabilities                                                 494,155
                                                                   ------------
NET ASSETS                                                         $ 60,947,366
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 56,475,206
Undistributed net investment income                                      50,771
Accumulated net realized gain                                           248,032
Net unrealized appreciation                                           4,173,357
                                                                   ------------
NET ASSETS                                                         $ 60,947,366
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $20,695,739)                   1,782,021
Net asset value per share                                                $11.61
Offering price per share $11.61/(1-5.75%)                                $12.32

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $40,251,627)                   3,470,939
Net asset value and offering price per share                             $11.60

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
Income distributions received from affiliated funds                $  1,072,280
Interest                                                                  1,023
                                                                   ------------
      Total investment income                                         1,073,303
                                                                   ------------
EXPENSES
Investment advisory fee                                                  51,659
Distribution and service fees, Class C                                  268,828
Financial agent fee                                                      66,987
Transfer agent                                                           73,303
Trustees                                                                 38,447
Professional                                                             29,628
Registration                                                             28,025
Printing                                                                 18,144
Custodian                                                                14,085
Miscellaneous                                                            17,569
                                                                   ------------
      Total expenses                                                    606,675
      Less expenses reimbursed by investment adviser                    (69,218)
                                                                   ------------
      Net expenses                                                      537,457
                                                                   ------------
NET INVESTMENT INCOME                                                   535,846
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distributions received from affiliated funds               321,438
Net realized loss on investments from affiliated funds                  (37,515)
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                               3,601,562
                                                                   ------------
NET GAIN ON INVESTMENTS FROM AFFILIATED FUNDS                         3,885,485
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  4,421,331
                                                                   ============

                      See Notes to Financial Statements                       21

Phoenix Wealth Guardian PHOLIO(SM)

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended      Year Ended
                                                                                  July 31, 2005   July 31, 2004
                                                                                  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                                                   $     535,846   $     311,187
   Net realized gain (loss)                                                             283,923          16,260
   Net change in unrealized appreciation (depreciation)                               3,601,562         571,795
                                                                                  -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        4,421,331         899,242
                                                                                  -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (253,607)       (111,767)
   Net investment income, Class C                                                      (271,275)       (199,661)
   Net realized long-term gains, Class A                                                 (3,604)             --
   Net realized long-term gains, Class C                                                 (8,499)             --
                                                                                  -------------   -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (536,985)       (311,428)
                                                                                  -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,090,914 and 1,090,593 shares, respectively)      12,243,290      11,572,733
   Net asset value of shares issued from reinvestment of distributions
      (17,604 and 5,491 shares, respectively)                                           200,211          59,161
   Cost of shares repurchased (274,678 and 147,903 shares, respectively)             (3,092,213)     (1,571,853)
                                                                                  -------------   -------------
Total                                                                                 9,351,288      10,060,041
                                                                                  -------------   -------------
CLASS C
   Proceeds from sales of shares (1,321,823 and 2,772,956 shares, respectively)      14,738,790      29,262,035
   Net asset value of shares issued from reinvestment of distributions
      (9,278 and 4,063 shares, respectively)                                            105,468          43,475
   Cost of shares repurchased (505,099 and 132,082 shares, respectively)             (5,669,378)     (1,416,513)
                                                                                  -------------   -------------
Total                                                                                 9,174,880      27,888,997
                                                                                  -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         18,526,168      37,949,038
                                                                                  -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             22,410,514      38,536,852

NET ASSETS
   Beginning of period                                                               38,536,852              --
                                                                                  -------------   -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $50,771 AND $17,981, RESPECTIVELY)                                       $  60,947,366   $  38,536,852
                                                                                  =============   =============

22                       See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO(SM)

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    CLASS A
                                              -------------------
                                              YEAR ENDED JULY 31,
                                              -------------------
                                                2005      2004
                                              -------   ---------
Net asset value, beginning of period          $ 10.74   $   10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.17        0.17
   Capital gain distributions received from
      affiliated funds                           0.06          --(3)
   Net realized and unrealized gain (loss)       0.81        0.74
                                              -------   ---------
      TOTAL FROM INVESTMENT OPERATIONS           1.04        0.91
                                              -------   ---------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.17)      (0.17)
   Distributions from net realized gains           --(3)       --
                                              -------   ---------
      TOTAL DISTRIBUTIONS                       (0.17)      (0.17)
                                              -------   ---------
Change in net asset value                        0.87        0.74
                                              -------   ---------
NET ASSET VALUE, END OF PERIOD                $ 11.61   $   10.74
                                              =======   =========
Total return(1)                                  9.74%       9.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $20,696   $  10,182
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                     0.52%       0.52%
   Gross operating expenses(2)                   0.65%       1.35%
   Net investment income                         1.56%       1.92%
Portfolio turnover                                  5%          1%

                                                    CLASS C
                                              -------------------
                                              YEAR ENDED JULY 31,
                                              -------------------
                                                2005      2004
                                              -------   ---------
Net asset value, beginning of period          $ 10.72   $   10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.09        0.12
   Capital gain distributions received from
      affiliated funds                           0.06        0.01
   Net realized and unrealized gain (loss)       0.81        0.70
                                              -------   ---------
      TOTAL FROM INVESTMENT OPERATIONS           0.96        0.83
                                              -------   ---------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.08)      (0.11)
   Distributions from net realized gains           --(3)       --
                                              -------   ---------
      TOTAL DISTRIBUTIONS                       (0.08)      (0.11)
                                              -------   ---------
Change in net asset value                        0.88        0.72
                                              -------   ---------
NET ASSET VALUE, END OF PERIOD                $ 11.60   $   10.72
                                              =======   =========
Total return(1)                                  9.03%       8.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $40,252   $  28,355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                     1.27%       1.27%
   Gross operating expenses(2)                   1.40%       1.98%
   Net investment income                         0.80%       1.19%
Portfolio turnover                                  5%          1%

(1)   Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3)   Amount is less than $0.01.

                        See Notes to Financial Statements                     23

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005

1.    ORGANIZATION

      Phoenix PHOLIOs(SM)(the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      At July 31, 2005, two Funds were offered for sale (each a "Fund"). The Phoenix Wealth Builder PHOLIO(SM) ("Wealth Builder"), formerly Phoenix Partner Select Wealth Builder Fund, is diversified and is a fund of funds that has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Guardian PHOLIO(SM) ("Wealth Guardian"), formerly Phoenix Partner Select Wealth Guardian Fund, is diversified and is a fund of funds that has an investment objective of long-term capital appreciation and current income.

      Financial information for the underlying funds may be obtained at www.PhoenixFunds.com.

      Each Fund offers the following classes of shares for sale:

                                 Class A   Class C
                                 Shares    Shares
                                 -------   -------
Wealth Builder ...............      X         X
Wealth Guardian ..............      X         X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

      As required, some investments may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005 (CONTINUED)

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

      As a Fund of funds, however, each underlying mutual fund's adviser manages the daily investments of the underlying mutual fund's portfolio and receives a management fee for this service from the underlying funds.

      The Adviser has contractually agreed to reimburse through November 30, 2005, each Fund's total operating expenses, (excluding interest, tax, and extraordinary expenses) to the extent that such expenses exceed the following percentages of average annual net assets:

                                    Class A   Class C
                                     Shares    Shares
                                    -------   -------
Wealth Builder ..................    0.40%     1.15%
Wealth Guardian .................    0.52%     1.27%

      The Adviser will not seek to recapture any prior years' reimbursed or waived expenses.

      As Distributor of the Funds' shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised each Fund that it retained net selling commissions and deferred sales charges for the 12-month period ("the period") ended July 31, 2005, as follows:

                                      Class A        Class C
                                    Net Selling      Deferred
                                    Commissions   Sales Charges
                                    -----------   -------------
Wealth Builder ..................    $ 58,086       $ 26,745
Wealth Guardian .................      33,721         12,704

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of Class C. Shareholders in each Fund will indirectly bear the Fund's pro rata share of the fees and expenses of the underlying funds in which each Fund invests, including services fees of 0.25% incurred as a result of the Fund's investment in Class A shares or Class Y shares of the underlying funds.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. is $40,000 per year per fund. No minimum fees apply. For the period ended July 31, 2005, the Trust incurred financial agent fees totaling $133,974.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended July 31, 2005, transfer agent fees were $216,706 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                 Transfer Agent
                                                  Fee Retained
                                                 --------------
Wealth Builder ..............................       $ 21,280
Wealth Guardian .............................             --

4.    PURCHASES AND SALES OF UNDERLYING FUNDS

      Purchases and sales of underlying funds for the period ended July 31, 2005, were as follows:

                                  Purchases       Sales
                                ------------   -----------
Wealth Builder ..............   $ 38,809,789   $ 4,402,783
Wealth Guardian .............     21,684,036     2,767,041

      There were no purchases or sales of long-term U.S. Government and agency securities.

5.    OTHER

      At July 31, 2005, each Fund had 2 omnibus shareholder accounts, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholders are not affiliated with PNX.

                                                 % of Shares
                                                 Outstanding
                                                 -----------
Wealth Builder ...............................      52.4%
Wealth Guardian ..............................      48.4%

      The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At July 31, 2005, Wealth Builder was the owner of record of approximately 18% of the total outstanding shares of Phoenix Small-Mid Cap Fund, 17% of the total outstanding shares of Phoenix Rising Dividends Fund and 14% of the total outstanding shares of Phoenix Bond Fund. Wealth Guardian was the owner of record of approximately 13% of the total outstanding shares of Phoenix Bond Fund.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005 (CONTINUED)

6. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

7. FEDERAL INCOME TAX INFORMATION

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                                   Undistributed
                                                  Undistributed      Long-Term
                                                 Ordinary Income   Capital Gains
                                                 ---------------   -------------
Wealth Builder ...............................      $  62,488       $  621,079
Wealth Guardian ..............................         67,648          299,615

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of the recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of July 31, 2005, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                                   Undistributed   Accumulated
                                                  Net Investment   Net Realized
                                                   Income (Loss)   Gain (Loss)
                                                  --------------   ------------
Wealth Builder ................................      $ 46,765       ($46,765)
Wealth Guardian ...............................        21,826        (21,826)

9. PROXY VOTING PROCEDURES (FORM N-PX) (UNAUDITED)

      The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

10. FORM N-Q INFORMATION (UNAUDITED)

      The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

      Long-term capital gain dividends have been designated as follows:

      Wealth Builder  ..............................................   $ 622,021
      Wealth Guardian ..............................................     299,612

      For the fiscal year ended July 31, 2005, for federal income tax purposes, 70.8% of the ordinary income dividends earned by Wealth Builder, and 29.2% of the ordinary income dividends earned by Wealth Guardian qualify for the dividends received deduction for corporate shareholders.

      For the fiscal year ended July 31, 2005, Wealth Builder hereby designates 70.6%, and Wealth Guardian hereby designates 29.1%, or the maximum allowable of each of its ordinary income dividends to qualify for the lower tax rate applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees
Phoenix PHOLIOs(SM) and Shareholders of
Phoenix Wealth Builder PHOLIO(SM)
Phoenix Wealth Guardian PHOLIO(SM)

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Wealth Builder PHOLIO(SM) (formerly Phoenix Partner Select Wealth Builder Fund) and Phoenix Wealth Guardian PHOLIO(SM) (formerly Phoenix Partner Select Wealth Guardian Fund) (constituting Phoenix PHOLIOs(SM), hereafter referred to as the "Trust") at July 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the transfer agent of the investee Funds, provide a reasonable basis for our opinion.

  PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
September 16, 2005

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         52         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors LLC    1996.                           Trustee/ Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                             Macy, Jr. Foundation (Honorary) (2004-present), Pace University
New York, NY 10178                                          (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
DOB: 8/2/29                                                 Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present), Trustee/Director, Phoenix Funds Complex (1983-present).
                                                            Colgate University (Trustee Emeritus) (since 2004). Director/Trustee,
                                                            The Harlem Youth Development Foundation, (Chairman) (1998-2002),
                                                            Metropolitan Transportation Authority (Chairman) (1992-2001), Trism,
                                                            Inc. (1994-2001), Consolidated Edison Company of New York, Inc.
                                                            (1970-2002), Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                            Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                            BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                            (1990-2000), Accuhealth (1994-2002), Pace University (1978-2003), New
                                                            York Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                            Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         52         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1996.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since         50         Retired. Trustee, Phoenix Funds Family (1989-present). Trustee, Scudder
7721 Blue Heron Way         2004.                           Investments (55 portfolios) (1986-present). Director, Coutts & Co.
West Palm Beach, FL 33412                                   Trust Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000) and
DOB: 3/28/30                                                Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         52         Director, The Empire District Electric Company (1984-2004). Trustee
8477 Bay Colony Dr. #902    1996.                           /Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         50         Partner, Stonington Partners, Inc. (private equity fund) (2001-
Stonington Partners, Inc.   1996.                           present). Director/Trustee, Evergreen Funds (six portfolios). Trustee,
736 Market Street,                                          Phoenix Funds Family (1980-present). Director, Divesapak (2002-
Ste. 1430                                                   present). Obaji Medical Products Company (2002-present). Director,
Chattanooga, TN 37402                                       Lincoln Educational Services (2002-2004). Chairman, Carson Products
DOB: 2/14/39                                                Company (cosmetics) (1998 to 2000).
----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since         52         Managing Director, U.S. Trust Company of New York (private bank) (1982-
U.S. Trust Company of       2001.                           present). Trustee/Director, Phoenix Funds Complex (2001-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris           Served since         52         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road              1996.                           Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                        President, W.H. Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates              Served since         50         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners      1996.                           Inc.) (financial services) (1997-present). Trustee / Director Phoenix
150 Federal Street,                                         Funds Family (1987-present). Managing Director Wydown Group (consulting
Suite 1000                                                  firm) (1994-present). Director, Investors Financial Service Corporation
Boston, MA 02110                                            (1995-present), Investors Bank & Trust Corporation (1995-present),
DOB: 5/31/46                                                Stifel Financial (1996-present), Connecticut River Bancorp
                                                            (1998-present), Connecticut River Bank (1999-present), Trust Company of
                                                            New Hampshire (2002-present). Chairman, Emerson Investment Management,
                                                            Inc. (2000-present). Independent Chairman, John Hancock Trust (since
                                                            2005), Trustee, John Hancock Funds II and John Hancock Funds III (since
                                                            2005). Trustee, John Hancock Trust (2004-2005). Director/Trustee, AIB
                                                            Govett Funds (six portfolios) (1991-2000), and Command Systems, Inc.
                                                            (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                            (formerly 1Mind.com), (2000-2002), Plymouth Rubber Co. (1995- 2003).
                                                            Director and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans            Served since         50         Retired. President, Romans & Company (private investors and financial
39 S. Sheridan Road         2004.                           consultants) (1987-2003). Trustee/Director, Phoenix Funds Family
Lake Forest, IL 60045                                       (1996-present). Trustee, Burnham Investors Trust (5 portfolios)
DOB: 4/22/31                                                (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since         50         Managing Director, Northway Management Company (1998-present). Trustee/
Northway Management         1996.                           Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since         50         Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix Funds
Nederpolder, 7              2004.                           Family (2002-present). Director EASDAQ (Chairman)(2001-present), The JP
B-9000 Gent, Belgium                                        Morgan Fleming Continental European Investment Trust (1998-present),
DOB: 7/30/42                                                Groupe SNEF(1998-present), Degussa Antwerpen N.V.(1998-present),
                                                            Santens N.V.(1999-present). Managing Director, Almanij N.V. (1992-2003).
                                                            Director, KBC Bank and Insurance Holding Company (Euronext) (1992-2003),
                                                            KBC Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                            Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                            (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                            N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg
                                                            (1995-2001), Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.      Served since         50         Director, Medallion Financial New York (2003-present), Compuware (1996-
7 Little Point Street       1996.                           present), WWE, Inc. (2000-present). President, The Trust for America's
Essex, CT 06426                                             Health (non-profit) (2001-present). Trustee/Director, Phoenix Funds
DOB: 5/16/31                                                Family (1995- present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                            (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche       Served since         50         Limited Managing Director, Lazard Freres & Co. LLC (1997-2005). Trustee/
  Lazard Freres & Co. LLC   2002.                           Director, Phoenix Funds Family (2002-present). Director, The Phoenix
  30 Rockefeller Plaza,                                     Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                                (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin      Served since         74         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
  200 Bridge Street         1996.                           Fund (1991-present). Management Consultant (2002-2004), Chairman
  Chatham, MA 02633                                         (1997-2002), Chief Executive Officer (1995-2002), Director, Phoenix
  DOB: 10/23/46             Chairman                        Investment Partners, Ltd. (1995-2002), Director and Executive Vice
                                                            President, The Phoenix Companies, Inc. (2000-2002). Director (1994-2002)
                                                            and Executive Vice President, Investments (1987-2002), Phoenix Life
                                                            Insurance Company. Director (1983- 2002) and Chairman (1995-2002),
                                                            Phoenix Investment Counsel, Inc. Director (1982-2002), Chairman
                                                            (2000-2002) and President (1990-2000), Phoenix Equity Planning
                                                            Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                            (2001-2002). Director (2001-2002) and President (April 2002-September
                                                            2002), Phoenix Investment Management Company. Director and Executive
                                                            Vice President, Phoenix Life and Annuity Company (1996-2002). Director
                                                            (1995- 2000) and Executive Vice President (1994-2002) and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002) and Vice President (1986-2002) and Executive Vice President
                                                            (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                            Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                            (1993-1994), WS Griffith Securities, Inc. Director/Trustee, Phoenix
                                                            Funds Complex (1989-present).
------------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person" as defined in the 1940 Act, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

** Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
   NAME, ADDRESS AND        TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH              TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci           President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                            (wealth management) (since 2003). President and Chief Executive Officer,
                                                        Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                        Executive Officer of North American investment operations, Pioneer
                                                        Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                        Management Group (2000-2001), and Executive Vice President of
                                                        Distribution and Marketing for U.S. institutional services business
                                                        (1998-2000) Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward          Executive Vice President     Senior Vice President and Chief Executive Officer, Asset Management, The
DOB: 8/17/64               since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                        Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                        President Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                        Phoenix Companies, Inc. (2001-2004). Assistant Controller, Phoenix
                                                        Investment Partners, Ltd. (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President Product Development and Management, Phoenix Investment
DOB: 7/27/62               since 2004.                  Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                        Administrative Officer Phoenix Investment Partners, Ltd., (2003-2004) Senior
                                                        Vice President and Chief Administrative Officer, Phoenix Equity Planning
                                                        Corporation (1999-2003), Senior Vice President, certain funds within the
                                                        Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice
900 Third Avenue           Chief Compliance Officer     President and Chief Compliance Officer, certain Funds within the Phoenix
New York, NY 10022         since 2004.                  Fund Complex (2004-present); Vice President, The Zweig Total Return Fund,
DOB: 9/23/45                                            Inc. (2004-present); Vice President, The Zweig Fund, Inc. (2004-present);
                                                        President and Director of Watermark Securities, Inc. (1991-present);
                                                        Assistant Secretary of Gotham Advisors Inc. (1990-present); Secretary,
                                                        Phoenix-Zweig Trust (1989- 2003); Secretary, Phoenix-Euclid Market Neutral
                                                        Fund (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Chief Financial Officer      Assistant Treasurer (2001-present), Phoenix Equity Planning Corporation.
DOB: 11/24/52              and Treasurer since 1996.    Vice President (2003-present), Phoenix Investment Partners, Ltd. Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex
                                                        (1994-present). Vice President, Fund Accounting (1994-2000), Treasurer
                                                        (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President,              Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row           Chief Legal Officer,         present). Vice President, Counsel, Chief Legal Officer and Secretary of
Hartford, CT 06102         Counsel and                  certain funds within the Phoenix Fund Complex (May 2005-present). Compliance
DOB: 8/30/54               Secretary since 2005.        Officer of Investments and Counsel, Travelers Life & Annuity Company
                                                        (January 2005-May 2005). Assistant General Counsel, The Hartford Financial
                                                        Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PHOLIOS(SM)

101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                     INVESTMENT ADVISER
E. Virgil Conway                                                             Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                          56 Prospect Street
S. Leland Dill                                                               Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                                          Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                                               One American Row
Geraldine M. McNamara                                                        Hartford, CT 06102
Everett L. Morris
James M. Oates                                                               TRANSFER AGENT
Donald B. Romans                                                             Phoenix Equity Planning Corporation
Richard E. Segerson                                                          One American Row
Ferdinand L. J. Verdonck                                                     Hartford, CT 06102
Lowell P. Weicker, Jr.
                                                                             CUSTODIAN
OFFICERS                                                                     State Street Bank and Trust Company
Daniel T. Geraci, President                                                  P.O. Box 5501
George R. Aylward, Executive Vice President                                  Boston, MA 02206-5501
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Nancy G. Curtiss, Chief Financial Officer and Treasurer                      PricewaterhouseCoopers LLP
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary    125 High Street
                                                                             Boston, MA 02110
-------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS                                             HOW TO CONTACT US
The Securities and Exchange Commission has modified mailing regulations      Mutual Fund Services                   1-800-243-1574
for semiannual and annual shareholder fund reports to allow mutual fund      Advisor Consulting Group               1-800-243-4361
companies to send a single copy of these reports to shareholders who         Telephone Orders                       1-800-367-5877
share the same mailing address. If you would like additional copies,         Text Telephone                         1-800-243-1926
please call Mutual Fund Services at 1-800-243-1574.                          Web site                             PHOENIXFUNDS.COM
-------------------------------------------------------------------------

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

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

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

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

--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1802                                                                     9-05


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that E. Virgil Conway and Everett L. Morris are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,040 for 2004 and $30,000 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,400 for 2004 and $9,400 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Phoenix Pholios(SM) (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

              The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                     (b) Not applicable for 2004 and not applicable for 2005

                     (c) 100% for 2004 and 100% for 2005

                     (d) Not applicable for 2004 and not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $410,478 for 2004 and $1,716,374 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3.       With  respect  to  all  Trustees,   nominees  must  qualify  under  all
         applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.       The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.


3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Pholios(SM)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              October 5, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              October 5, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              October 5, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.